Debt Financing (Details 3) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended						9 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended	9 Months Ended	1 Months Ended			0 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended		9 Months Ended	1 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 AeroTurbine Revolving Credit Agreement	Sep. 30, 2013 Secured Debt	Sep. 30, 2012 Secured Debt	Dec. 31, 2012 Secured Debt	Sep. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements contract	Dec. 31, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements Minimum	Sep. 30, 2013 Secured Debt Secured Commercial Bank Financings, related party, May 2009 LIBOR Non-restricted subsidiary	Sep. 30, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary tranche	Dec. 31, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche one Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Sep. 30, 2013 Secured Debt Aircraft financings June 2009	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item aircraft	Sep. 30, 2013 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary aircraft	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary aircraft	Sep. 30, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 29, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary subsidiary	Sep. 30, 2013 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Sep. 30, 2013 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Mar. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Sep. 30, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 aircraft	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Apr. 30, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary aircraft	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2012 Term Loans Subsidiary borrower Maximum	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Sep. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower aircraft	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower subsidiary	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary aircraft subsidiary	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary	Sep. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary Maximum	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Non-restricted subsidiary	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Non-restricted subsidiary	May 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Sep. 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower aircraft	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower subsidiary	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Non-restricted subsidiary subsidiary	Dec. 31, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Period prior to April 12, 2013 Subsidiary borrower	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Non-restricted subsidiary
Debt financings
Maximum borrowing capacity											$ 430,000,000																						$ 203,000,000	$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option									70,000,000	70,000,000
Variable rate basis												LIBOR	LIBOR				LIBOR				LIBOR		LIBOR		LIBOR																		LIBOR				LIBOR										LIBOR		LIBOR	Base Rate		Base Rate							LIBOR		LIBOR
Margin added to variable rate basis (as a percent)												3.00%	3.00%																														4.75%				5.00%											4.00%	4.00%		3.00%	3.00%								3.75%	3.75%
Amount outstanding under the facility					260,000,000				334,500,000	260,000,000																					178,000,000
Subordinated financing provided to subsidiary														39,000,000
Number of subsidiaries entered into loan agreement																																		1																		1		1												1	1
Issuance of debt																			106,000,000								55,400,000															750,000,000				550,000,000					900,000,000			900,000,000											550,000,000		550,000,000
Face amount of notes																						82,000,000		24,000,000
Number of tranches																			2
Interest rate at period end (as a percent)																							3.364%		5.064%
Number of agreements															2
Interest rate risk (as a percent)																4.00%
Loan outstanding	22,273,303,000		24,342,787,000	24,384,272,000																66,000,000								34,100,000
Net book value of aircraft						14,904,170,000		17,550,276,000												127,100,000								84,300,000																									1,660,000,000		1,660,000,000											1,000,000,000
Aircraft owned by subsidiary																												1	1
Portion of loan amortized over five years																												0.5
Amortization period																											5 years	5 years
Loan due for payment in 2014																											27,500,000	27,500,000
Fixed interest rate (as a percent)																											6.58%	6.58%
Number of aircraft designated as collateral																																										43				37					62			62											36
Loan-to-value ratio (as a percent)																																										56.00%				57.00%						54.00%		54.00%												55.00%
Interest rate floor (as a percent)																																											2.00%				2.00%											1.00%	1.00%											1.00%	1.00%
Average interest rate (as a percent)																															4.73%	4.733%
Prepayment penalty percentage																																			2.00%	2.00%	1.00%	1.00%																														1.00%
Required loan-to-value ratio (as a percent)																																																63.00%								63.00%
Number of Boeing 737-800s aircraft to be financed																														7
Principal amortization period																															6 years	6 years
Write off of unamortized deferred financing costs and deferred debt discount	17,695,000	22,934,000	22,934,000			17,700,000	22,900,000																																17,700,000																								12,300,000
Prepayment of debt																		106,000,000								55,400,000													750,000,000	750,000,000	750,000,000			550,000,000	550,000,000				150,000,000	150,000,000														550,000,000
Percentage of transaction that was accounted for as modification of the 2010 secured term loan																																																																	92.00%
Arrangement fee included in selling, general and administrative expense																																												4,700,000
Amount recorded for early extinguishment of debt	$ (17,695,000)	$ (22,934,000)	$ (22,934,000)	$ (61,093,000)																																								$ 2,000,000